SHARE-BASED PAYMENTS (Detail Textuals 1)		1 Months Ended										12 Months Ended
	Mar. 21, 2017 share	Jan. 30, 2019 share $ / shares shares	Jan. 30, 2019 share ₪ / shares shares	Aug. 31, 2018 share Employee	Mar. 31, 2018 share Employee	Sep. 30, 2017 share Employee	May 31, 2017 share	Feb. 28, 2017 share Employee	Sep. 30, 2016 share	May 31, 2016 share	Mar. 31, 2016 share	Dec. 31, 2015 share	Dec. 31, 2014 share	Dec. 31, 2018 person	Dec. 31, 2017 person	Dec. 31, 2016 person
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | person														8	9	9
Number of shares options granted	18,890,695
January 2016 plan under options and RSUs | Subsequent Events
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement		1,968,954	1,968,954
Number of performance-based RSUs granted to employees | shares		339,495	339,495
January 2016 plan under options and RSUs | Subsequent Events | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of expire under stock options		2024	2024
Ordinary shares at exercise price | (per share)		$ 0.35	₪ 1.30
January 2016 plan under options and RSUs | Subsequent Events | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of expire under stock options		2026	2026
Ordinary shares at exercise price | (per share)		$ 0.39	₪ 1.43
January 2016 plan under options and RSUs | Other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | Employee				12		11		15
Number of shares options granted				530,137		2,281,218		711,000	1,114,129		3,755,847	741,314	741,314
Number of RSUs granted				17,160		362,858			72,545
January 2016 plan under options and RSUs | CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted											3,620,834
January 2016 plan under options and RSUs | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted							440,000			1,759,999
January 2016 plan under options and RSUs | Employees And Officers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of persons employee compensation | Employee					20
Number of shares options granted					1,802,512
Number of RSUs granted					229,534
January 2016 plan under options and RSUs | Consultant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted					263,681	100,000	100,000
Number of RSUs granted					49,032
January 2016 plan under options and RSUs | Employees officers and directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares options granted											15,270,957
Number of RSUs granted											3,465,761